Performance Management	Apr. 30, 2026
Praxis Impact Large Cap Value ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

Inception date of the Fund is April 7, 2025. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the Prospectus. Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxisinvests.com.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.praxisinvests.com
Praxis Impact Large Cap Growth ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	FUND PERFORMANCE
Performance Narrative [Text Block]

Inception date of the Fund is April 7, 2025. Once the Fund has at least one calendar year of performance, a bar chart and performance table will be included in the Prospectus. Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxisinvests.com.

Performance Past Does Not Indicate Future [Text]	Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Availability Website Address [Text]	www.praxisinvests.com